Provisions - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Current provisions	€ 193	€ 313
Provision for litigation [Line Items]	73	87
Provisions for charges [Line Items]	121	€ 225
Increase
Disclosure of other provisions [line items]
Current provisions	0
Provision for litigation [Line Items]	0
Provisions for charges [Line Items]	0
Decrease
Disclosure of other provisions [line items]
Current provisions	(67)
Provision for litigation [Line Items]	(14)
Provisions for charges [Line Items]	(53)
Decrease Unused
Disclosure of other provisions [line items]
Current provisions	(52)
Provision for litigation [Line Items]	0
Provisions for charges [Line Items]	(52)
Discontinuance of Study
Disclosure of other provisions [line items]
Current provisions	12
Other reversals of provisions	12
Return-to-Work Bonuses, Trainings, Business Start-Up Assistance and Other Benefits
Disclosure of other provisions [line items]
Current provisions	41
Other reversals of provisions	€ 93